Statements of Stockholders' Equity - USD ($)	Total	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Common Stock Subscription Receivable - Related Party [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2013	$ (765,836)	$ 17	$ 1,889	$ 27,479,913		$ (28,247,655)
Beginning balance, shares at Dec. 31, 2013		170,001	18,888,971
Issuance of preferred and common stock in debt forgiveness transaction	189,768	$ 7	$ 253	189,508
Issuance of preferred and common stock in debt forgiveness transaction, shares		71,636	2,530,227
Sale of common stock and common stock warrants to related party	250,000		$ 2,000	1,498,000	$ (1,250,000)
Sale of common stock and common stock warrants to related party, shares			20,000,000
Issuance of warrants for debt forgiveness	450,000			450,000
Issuance of common stock warrants in acquisition of research and development and development license agreement	619,134			619,134
Issuance of preferred stock in acquisition of research and development license agreement	1,290,726	$ 26		1,290,700
Issuance of preferred stock in acquisition of research and development license agreement, shares		258,363
Collection of stock subscription receivable	1,250,000				$ 1,250,000
Conversion of preferred stock to common stock		$ (50)	$ 17,000	(16,950)
Conversion of preferred stock to common stock, shares		(500,000)	170,000,739
Stock-based compensation expense	753,585			753,585
Net loss	(3,975,298)					(3,975,298)
Ending balance at Dec. 31, 2014	62,079		$ 21,142	32,263,890		(32,222,953)
Ending balance, shares at Dec. 31, 2014			211,419,937
Sale of common stock and common stock warrants to related party	2,500,000		$ 3,333	2,496,667
Sale of common stock and common stock warrants to related party, shares			33,333,333
Common shares issued for payment of trade payables	90,000		$ 60	89,940
Common shares issued for payment of trade payables, shares			600,000
Stock-based compensation expense	1,721,485			1,721,485
Net loss	(3,949,585)					(3,949,585)
Ending balance at Dec. 31, 2015	$ 423,979		$ 24,535	$ 36,571,982		$ (36,172,538)
Ending balance, shares at Dec. 31, 2015			245,353,270